Intangible Assets - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Changes in goodwill and intangible assets
Intangible assets at beginning of period	€ 3,784
Intangible assets at end of period	3,966	€ 3,784
Intangible assets | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	9,396	10,096
Foreign currency exchange differences	644	(705)
Additions from business combinations	537	244
Other additions	85	70
Retirements/disposals	(102)	(312)
Transfers	4	3
Intangible assets at end of period	10,564	9,396
Intangible assets | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(5,612)	(5,605)
Foreign currency exchange differences	(393)	412
Retirements/disposals	85	300
Additions amortization	(678)	(719)
Intangible assets at end of period	(6,598)	(5,612)
Software and Database Licenses
Changes in goodwill and intangible assets
Intangible assets at beginning of period	270
Intangible assets at end of period	286	270
Software and Database Licenses | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	793	929
Foreign currency exchange differences	12	(14)
Additions from business combinations	0	1
Other additions	19	10
Retirements/disposals	(84)	(148)
Transfers	93	15
Intangible assets at end of period	833	793
Software and Database Licenses | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(523)	(598)
Foreign currency exchange differences	(11)	13
Retirements/disposals	64	147
Additions amortization	(77)	(85)
Intangible assets at end of period	(547)	(523)
Acquired Technology
Changes in goodwill and intangible assets
Intangible assets at beginning of period	522
Intangible assets at end of period	604	522
Acquired Technology | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	2,565	2,752
Foreign currency exchange differences	205	(224)
Additions from business combinations	233	59
Other additions	0	0
Retirements/disposals	(7)	(22)
Transfers	0	0
Intangible assets at end of period	2,996	2,565
Acquired Technology | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(2,043)	(2,031)
Foreign currency exchange differences	(171)	180
Retirements/disposals	11	22
Additions amortization	(189)	(214)
Intangible assets at end of period	(2,392)	(2,043)
Customer Relationship and Other Intangibles
Changes in goodwill and intangible assets
Intangible assets at beginning of period	2,992
Intangible assets at end of period	3,076	2,992
Customer Relationship and Other Intangibles | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	6,038	6,415
Foreign currency exchange differences	427	(467)
Additions from business combinations	304	184
Other additions	66	60
Retirements/disposals	(11)	(142)
Transfers	(89)	(12)
Intangible assets at end of period	6,735	6,038
Customer Relationship and Other Intangibles | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(3,046)	(2,976)
Foreign currency exchange differences	(211)	219
Retirements/disposals	10	131
Additions amortization	(412)	(420)
Intangible assets at end of period	€ (3,659)	€ (3,046)